Intangible Assets - Details of the Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ (60,281)	₩ (18,493)
Life and Security Holdings Co., Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite lived intangible assets	₩ 374,096